Federal Income Taxes	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Federal Income Taxes	Federal Income Taxes
The Internal Revenue Service (IRS) determined and informed NS by a letter dated March 24, 2015 that the Plan and related trust are designed in accordance with applicable sections of the Code. Subsequent to this determination by the IRS, the Plan was amended and restated.  Management believes the Plan is designed and being operated in compliance with the applicable requirements of the Code and, therefore, believes that the Plan is still qualified and the related trust is tax-exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the plan and recognize a tax liability if the plan has taken an uncertain position that more than likely would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.